Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	6 Months Ended
	Jun. 30, 2016 CHF (SFr) contract	Jun. 30, 2015 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	8	4
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 59	SFr 92
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 59	SFr 99
Restructured loans, subsequently defaulted, Number of contracts | contract	0	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 65
Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	8	4
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 59	SFr 92
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 59	SFr 99
Restructured loans, subsequently defaulted, Number of contracts | contract		1
Restructured loans, subsequently defaulted, Recorded Investment		SFr 65